Acquisition (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Nov. 30, 2014
Acquisition [Abstract]
Consideration paid	$ 1,197,000
Repayment of debt	1,191,000
Acquisition-related costs	935,000
Goodwill	$ 10,072,000	$ 10,072,000	$ 1,518,000